Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Movement In Deferred Tax Assets [Abstract]
Summary of Major Deferred Tax Assets Recognised In Group
The following are the major deferred tax assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2021	2022
	RM	RM	USD
Provisions:

At January 1	-	339,650	77,149
Credit to profit and loss	339,650	-	-
At December 31	339,650	339,650	77,149